Loans	12 Months Ended
Aug. 31, 2020
Loans
Loans

18.   Loans

The following table presents the Company’s outstanding loans as of August 31, 2019 and 2020:

		As of August 31,
		2019	2020	2020
		RMB	RMB	US$

Short-term loans	(a)	249,876	789,550	115,307
Long-term loans, current portion	(b)	71,820	295,433	43,145
Long-term loans	(b)	1,345,754	1,023,151	149,422
(a)	Short-term loans

Short-term loans consisted of several bank loans mainly denominated in RMB. As of August 31, 2020, all short-term loans borrowed in 2019 were repaid in full.

In January 2020, Shanghai OneSmart entered into a banking facility agreement with China Merchants Bank, pursuant to which Shanghai OneSmart is entitled to borrow a loan of RMB95,000(US$13,874) with floating interest rate benchmarked to the one-year lending rate of PBOC. As of August 31, 2020, Shanghai OneSmart drew down the amount in full. The loan was intended for general working capital purposes and was guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In January, March and April 2020, Shanghai OneSmart entered into four loan agreements with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow RMB400,000 (US$58,416) in aggregate with floating interest rate benchmarked to the one-year lending rate of PBOC. As of August 31, 2020, Shanghai OneSmart drew down the amount in full. The loans were intended for general working capital purposes and guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang. One of these loans amounting to RMB200,000 (US$29,208) was secured by deposits of US$32,000, which was recorded in short-term investments as of August 31, 2020.

18.   Loans (continued)

In February 2020, Shanghai OneSmart factored certain intercompany notes receivable to Bank of Ningbo Co., Ltd. for total proceeds of RMB26,300 (US$3,841). The loan was intended for general working capital purposes; and was guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In March 2020, Shanghai OneSmart entered into three loan agreements with China CITIC Bank, pursuant to which Shanghai OneSmart is entitled to borrow RMB140,000 (US$20,446) in aggregate with floating interest rate benchmarked to the one-year lending rate of PBOC. As of August 31, 2020, Shanghai OneSmart drew down the amount in full. The loans were intended for general working capital purposes and guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang. The deposits in restricted cash pledged for these short-term loans was RMB40,212 (US$5,873) as of August 31, 2020.

In March 2020, Shanghai OneSmart entered into a banking facility agreement with China MinSheng Bank, pursuant to which Shanghai OneSmart is entitled to borrow loans of RMB100,000 (US$14,604) in total with an annual interest rate of 4.785%. As of August 31, 2020, Shanghai OneSmart drew down RMB50,000 (US$7,302). The loans were intended for general working capital purposes and guaranteed by the Founder, Xi Zhang.

In April 2020, Shanghai OneSmart entered into a banking facility agreement with China Everbright Bank Co. Ltd, Seoul Branch, pursuant to which Shanghai OneSmart is entitled to borrow a term loan facility of up to EUR10,000 with a floating interest rate of EURIBOR+1.7% to finance general working capital purpose. As of August 31, 2020, Shanghai OneSmart drew down EUR9,800. The deposit in restricted cash pledged for this short-term loan was RMB24,060 (US$3,514) as of August 31, 2020.

(b)   Long-term loans

In November 2017, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB450,000 (US$65,718) for five years with a floating interest rate benchmarked to the five-year lending rate of   PBOC and adjusted every January during the five-year period. Under the terms of the agreement, the Company shall repay in fixed installments every December over 5 years. Shanghai OneSmart drew down the RMB450,000 (US$65,718) facility in full in December 2017, repaid RMB45,000 (US$6,572) in December 2018, and repaid RMB67,500 (US$9,858) in December 2019. The loan was intended for general working capital purposes; and is guaranteed by the Company, Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In March 2019, The Company entered into a banking facility agreement with UBS AG Singapore Branch, pursuant to which Shanghai OneSmart is entitled to borrow a USD denominated loan of US$139,000 term facility and US$61,000 greenshoe facility with a floating interest rate of LIBOR+2.7%. The term facility has a three-year term from the initial drawdown date and should be repaid in installments. The Company drew down the US$139,000 term facility in full in March 2019. The proceeds from this term facility were used for the Group’s share repurchase program, working capital, capital expenditure, and other general corporate purposes; and is guaranteed by OneSmart HK and subject to certain financial covenants as defined in the facility agreement. As of August 31, 2020, the Company breached financial covenants due to the results of operations have been materially and adversely affected by the outbreak of COVID-19. The Company signed a waiver request letter and an amendment agreement with UBS AG Singapore Branch in June.

18.   Loans (continued)

In April 2019, Shanghai OneSmart Education Investment entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB43,200(US$6,309) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC. Under the terms of the agreement, the Group will repay in fixed installments every April over 5 years. Shanghai OneSmart Education Investment drew down the RMB43,200 (US$6,309) facility in full in April 2019 and repaid RMB4,320 (US$631) in April 2020. The loan was intended for acquisition of Tianjin Huaying, and is guaranteed by Shanghai OneSmart and the Founder, Xi Zhang.

In January 2020, OneSmart Education Investment entered into a bank loan agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB14,400 (US$2,103) for four years with a floating interest rate benchmarked to the one-year lending rate of PBOC. The loan was intended for acquisition of Tianjin Huaying, and is guaranteed by Shanghai OneSmart and the Founder, Xi Zhang. The loan was pledge by 100% equity of Tianjin Huaying.

As of  August 31, 2020, the maturities of the loan principals will be due according to the following schedule:

	RMB	US$
2021	1,084,983	158,452
2022	855,031	124,870
2023	149,040	21,766
2024	19,080	2,786
2025	—	—
	2,108,134	307,874